Share-Based Payments	12 Months Ended
Jun. 30, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-Based Payments

Note 31. Share-Based Payments

(a)Recognized share-based payment expenses

The expense recognized for share‑based payments during the year is shown in the table below:

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Expense arising from equity-settled share-based payment transactions:
Director and employee services received	3,897,638	732,688	685,409
	3,897,638	732,688	685,409

(b)Non‑executive director and employee share option plans

During the 2015 financial year, the Group introduced an ownership‑based compensation scheme for non‑executive directors, executives and senior employees, the Long Term Incentive Plan (LTIP) and Non‑Executive Directors Share and Option Plan (NED Plan). In accordance with the terms of the plans, as approved by shareholders at the 2014 annual general meeting, eligible non‑executive directors, executives and senior employees with the Group may be granted options to purchase ordinary shares.

Each employee share option converts into one ordinary share of Opthea Limited on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights and are not transferable. Options may be exercised at any time from the date of vesting to the date of their expiry. The number of options granted is subject to approval by the board and rewards executives and senior employees to the extent of the Group’s and the individual’s achievement judged against both qualitative and quantitative criteria as determined by the board on a case by case basis.

The vesting condition of options granted under the LTIP and NED Plan is continuous service.

Options/Rights services	Grant date	Grant date fair value US$	Exercise price US$	Expiry date	Vesting date
LTIP - director FY2016	March 7,2016	0.14	0.36	March 7, 2021	June 30, 2016
LTIP - director FY2019	November 29, 2018	0.15	0.625	November 29, 2022	November 29, 2019
LTIP - employees FY2016	March 31, 2016	0.18	0.37	January 1, 2022	January 1, 2017
LTIP - employees FY2018	August 23, 2017	0.26	0.92	January 1, 2023	June 30, 2018
LTIP - employees FY2019	April 3, 2019	0.18	0.608	April 3, 2023	April 3, 2021
NED Plan FY2016	March 7,2016	0.14	0.36	March 7, 2021	June 30, 2016
NED Plan FY2019	November 29, 2018	0.15	0.625	November 29, 2022	November 29, 2019
NED Plan FY2021	October 12, 2020	1.05	3.24	October 11, 2024	October 12, 2020
NED Plan FY2021	October 12, 2020	1.05	3.24	October 11, 2024	October 12, 2021
NED Plan FY2021	October 12, 2020	1.05	3.24	October 11, 2024	October 12, 2022
NED Plan FY2021	October 12, 2020	1.05	3.24	October 11, 2024	October 12, 2023
NED Plan FY2021	October 12, 2020	1.24	2.16	October 11, 2024	October 12, 2020
NED Plan FY2021	October 12, 2020	1.24	2.16	October 11, 2024	October 12, 2021
NED Plan FY2021	October 12, 2020	1.24	2.16	October 11, 2024	October 12, 2022
NED Plan FY2021	October 12, 2020	1.24	2.16	October 11, 2024	October 12, 2023
NED Plan FY2021	January 19, 2021	0.88	1.56	January 18, 2025	January 19, 2021
NED Plan FY2021	January 19, 2021	0.88	1.56	January 18, 2025	January 19, 2022
NED Plan FY2021	January 19, 2021	0.88	1.56	January 18, 2025	January 19, 2023
NED Plan FY2021	January 19, 2021	0.88	1.56	January 18, 2025	January 19, 2024

There has been no alteration of the terms and conditions of the above share‑based payment arrangements since the grant date.

(c)Fair value of share options granted

Where relevant, the expected life used in the model has been adjusted based on management’s best estimate for the effects of non‑transferability, exercise restrictions (including the probability of meeting market conditions attached to the option), and behavioral considerations. Expected volatility is based on the historical share price volatility over the past 4 or 5 years

Options/Rights services	Grant date share price US$	Exercise price US$	Fair value per option US$	Expected volatility	Option life	Dividend yield	Risk free interest rate	Model used
LTIP - director FY2016	0.28	0.36	0.14	65%	5 years	0%	2.09%	Binomial
LTIP - director FY2019	0.42	0.63	0.15	58%	4 years	0%	2.04%	Binomial
LTIP - employees FY2016	0.54	0.37	0.18	65%	5 years	0%	2.09%	Binomial
LTIP - employees FY2018	0.34	0.92	0.26	66%	5 years	0%	2.09%	Binomial
LTIP - employees FY2019	0.48	0.61	0.18	57%	4 years	0%	2.04%	Binomial
NED Plan FY2016	0.28	0.36	0.14	65%	5 years	0%	2.09%	Binomial
NED Plan FY2019	0.42	0.63	0.15	58%	4 years	0%	2.04%	Binomial
NED Plan FY2021	2.19	2.16	1.24	77.25%	4 years	0%	0.25%	Binomial
NED Play FY2021	2.19	3.24	1.05	77.25%	4 years	0%	0.25%	Binomial
NED Plan FY2021	1.56	1.56	0.88	77.01%	4 years	0%	0.25%	Binomial

(d)Movements in share options during the year

The following reconciles the share options outstanding at the beginning and end of the year:

	2021		2020		2019
	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$
Balance at beginning of year	18,044,000	0.50	18,919,000	0.50	10,075,000	0.39
Granted during the year:
To employees and directors under the LTIP and NED Plan	7,000,000	2.21	—	—	8,844,000	0.62
Exercised during the year	(8,400,000)	0.36	(875,000)	0.37	—	—
Expired during the year	—	—	—	—	—	—
Balance at end of the year	16,644,000	1.28	18,044,000	0.50	18,919,000	0.50
Exercisable at end of year	11,394,000	0.86	18,044,000	0.50	9,905,000	0.37

The share options outstanding at the end of the year had a weighted average exercise price of US $0.86 (2020: US$0.50, 2019: US$0.37) and a weighted average remaining contractual life of 628 days (2020: 626 days, 2019: 716 days).